SBA PPP Loan (Details Narrative) (10-K) - USD ($)	Nov. 24, 2020	Apr. 20, 2020	Mar. 10, 2021	Dec. 02, 2020
Debt description	The Company has the option to extend the maturity date for seven one-month terms.
Interest rate	1.00%		1.00%	6.80%
Paycheck Protection Program [Member]
Proceeds from loan		$ 154,673
Debt description		The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act ("CARES Act"), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business.
Debt term		2 years
Interest rate		1.00%